BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2018
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

NOTE 2 - BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS:

a.	Basis of presentation

The Company's condensed consolidated interim financial statements for the three and six months ended June 30, 2018 (the "Condensed Consolidated Interim Financial Statements") have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, which are unaudited, do not include all  the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2017 and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”). The results of operations for the three and six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

The accounting policies applied in the preparation of the Condensed Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2017, except for the adoption of International Financial Reporting Standard No. 9 "Financial Instruments ("IFRS 9"), effective from January 1, 2018, which did not have a material effect on the Company's financial statements.

b.	International Financial Reporting Standard No. 16 “Leases” (“IFRS 16”), which is not yet in effect, and the Company did not elect to early adopt, was disclosed in the 2017 annual financial statements.